INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	12 Months Ended
Mar. 31, 2018
Investments In Operating Partnerships [Abstract]
Equity Method Investments Disclosure [Text Block]
NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2018 and 2017, the Fund has limited partnership interests in operating limited partnerships which own or are constructing operating apartment complexes. The number of operating limited partnerships in which the Fund has limited partnership interests at March 31, 2018 and 2017 by series are as follows:

	2018	2017

Series 47	12	14
Series 48	9	10
Series 49	24	24

	45	48

During the year ended March 31, 2018 the Fund disposed of three Operating Partnerships. A summary of the dispositions by Series for March 31, 2018 is as follows:

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition	Gain/(Loss) on Disposition

Series 47	1	1	$584,687	$584,687
Series 48	1	-	343,500	$343,500
Series 49	-	-	-	-

	2	1	$928,187	$928,187

During the year ended March 31, 2017, the Fund disposed of two Operating Partnerships. A summary of the dispositions by Series for March 31, 2017 is as follows:

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition	Gain/(Loss) on Disposition

Series 47	-	1	$-	$-
Series 48	-	1	-	-
Series 49	-	-	-	-

	-	2	$-	$-

The gain (loss) described above is for financial statement purposes only. There are significant differences between the equity method of accounting and the tax reporting of income and losses from Operating Partnership investments. The largest difference is the ability, for tax purposes, to deduct losses in excess of the Partnership’s investment in the Operating Partnership. As a result, the amount of gain recognized for tax purposes may be significantly higher than the gain recorded in the financial statements.

Under the terms of the Fund’s investment in each operating limited partnership, the Fund is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction and/or operations. At March 31, 2018 and 2017, contributions are payable to operating limited partnerships as follows:

	2018	2017

Series 47	$-	$-
Series 48	-	-
Series 49	101	101

	$101	$101

The fund’s investments in operating limited partnerships at March 31, 2018 are summarized as follows:

	Total	Series 47	Series 48	Series 49

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$76,215,127	$18,281,713	$12,641,817	$45,291,597

Cumulative distributions from operating limited partnerships	(631,103)	(181,171)	(156,968)	(292,964)

Cumulative impairment loss in investments in operating limited partnerships	(45,076,559)	(11,934,196)	(6,177,246)	(26,965,117)

Cumulative losses from operating limited partnerships	(30,507,465)	(6,166,346)	(6,307,603)	(18,033,516)

Investments in operating limited partnerships per balance sheets	-	-	-	-

	Total	Series 47	Series 48	Series 49

The fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2018 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2017 (see note A).	(384,817)	-	-	(384,817)

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(11,608,176)	(1,350,984)	(1,188,616)	(9,068,576)

The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626	-	-	333,626

Cumulative impairment loss in investments in operating limited partnerships	45,076,559	11,934,196	6,177,246	26,965,117

Other	504,541	(97,005)	(67,774)	669,320

Equity per operating limited partnerships’ combined financial statements	$33,921,733	$10,486,207	$4,920,856	$18,514,670

The fund’s investments in operating limited partnerships at March 31, 2017 are summarized as follows:

	Total	Series 47	Series 48	Series 49

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$84,142,212	$23,784,467	$15,066,148	$45,291,597

Cumulative distributions from operating limited partnerships	(768,784)	(250,010)	(225,810)	(292,964)

Cumulative impairment loss in investments in operating limited partnerships	(49,980,719)	(14,606,765)	(8,894,814)	(26,479,140)

Cumulative losses from operating limited partnerships	(32,875,240)	(8,927,692)	(5,945,524)	(18,002,024)

Investments in operating limited partnerships per balance sheets	517,469	-	-	517,469

	Total	Series 47	Series 48	Series 49

The fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(384,817)	-	-	(384,817)

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(12,018,259)	(2,898,636)	(841,002)	(8,278,621)

The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626	-	-	333,626

Cumulative impairment loss in investments in operating limited partnerships	49,980,719	14,606,765	8,894,814	26,479,140

Other	619,368	(86,527)	(66,472)	772,367

Equity per operating limited partnerships’ combined financial statements	$39,048,106	$11,621,602	$7,987,340	$19,439,164

The combined summarized balance sheets of the operating limited partnerships in which Series 47, 48 and 49 hold an interest as of December 31, 2017 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 47	Series 48	Series 49
ASSETS

Buildings and improvements, net of accumulated depreciation	$151,521,641	$41,201,660	$26,563,277	$83,756,704
Land	14,092,429	4,061,785	2,801,342	7,229,302
Other assets	15,339,655	4,258,239	2,641,843	8,439,573

	$180,953,725	$49,521,684	$32,006,462	$99,425,579

LIABILITIES AND PARTNERS’ CAPITAL

Mortgages and construction loans payable	$124,582,023	$34,176,149	$23,389,735	$67,016,139
Accounts payable and accrued expenses	2,939,277	922,544	767,182	1,249,551
Other liabilities	13,830,978	1,748,764	2,147,713	9,934,501

	141,352,278	36,847,457	26,304,630	78,200,191
PARTNERS’ CAPITAL
Boston Capital Tax Credit
Fund V L.P.	33,921,733	10,486,207	4,920,856	18,514,670
Other partners	5,679,714	2,188,020	780,976	2,710,718

	39,601,447	12,674,227	5,701,832	21,225,388

	$180,953,725	$49,521,684	$32,006,462	$99,425,579

The combined summarized balance sheets of the operating limited partnerships in which Series 47, 48 and 49 hold an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 47	Series 48	Series 49
ASSETS

Buildings and improvements, net of accumulated depreciation	$186,283,548	$59,585,266	$39,693,966	$87,004,316
Land	18,599,345	6,625,243	4,744,800	7,229,302
Other assets	17,655,542	5,864,937	3,410,869	8,379,736

	$222,538,435	$72,075,446	$47,849,635	$102,613,354

LIABILITIES AND PARTNERS’ CAPITAL

Mortgages and construction loans payable	$154,116,087	$51,300,449	$34,627,115	$68,188,523
Accounts payable and accrued expenses	2,937,869	1,007,647	667,519	1,262,703
Other liabilities	16,470,525	3,773,605	2,351,962	10,344,958

	173,524,481	56,081,701	37,646,596	79,796,184
PARTNERS’ CAPITAL
Boston Capital Tax Credit
Fund V L.P.	39,048,106	11,621,602	7,987,340	19,439,164
Other partners	9,965,848	4,372,143	2,215,699	3,378,006

	49,013,954	15,993,745	10,203,039	22,817,170

	$222,538,435	$72,075,446	$47,849,635	$102,613,354

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2017 in which Series 47 through Series 49 had an interest as of December 31, 2017 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 47	Series 48	Series 49
Revenue
Rent	$26,165,746	$7,462,574	$4,555,665	$14,147,507
Interest and other	679,673	162,294	96,314	421,065

	26,845,419	7,624,868	4,651,979	14,568,572
Expenses
Interest	3,837,515	910,864	464,186	2,462,465
Depreciation and amortization	6,544,906	1,682,462	1,147,891	3,714,553
Taxes and insurance	3,180,705	984,122	540,275	1,656,308
Repairs and maintenance	3,630,230	1,080,753	642,573	1,906,904
Operating expenses	10,203,611	2,984,871	1,884,180	5,334,560
Other expenses	840,014	287,129	285,206	267,679

	28,236,981	7,930,201	4,964,311	15,342,469

NET INCOME (LOSS)	$(1,391,562)	$(305,333)	$(312,332)	$(773,897)

Net income (loss) allocated to Boston Capital Tax Credit Fund V L.P. *	$(1,806,959)	$(390,578)	$(347,614)	$(1,068,767)

Net income (loss) allocated to other partners	$415,397	$85,245	$35,282	$294,870

* Amount includes $390,578, $347,614 and $789,955 for Series 47, Series 48 and Series 49, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2016 in which Series 47 through Series 49 had an interest as of December 31, 2016 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 47	Series 48	Series 49
Revenue
Rent	$31,951,862	$11,369,161	$6,769,915	$13,812,786
Interest and other	1,918,922	263,681	1,314,502	340,739

	33,870,784	11,632,842	8,084,417	14,153,525
Expenses
Interest	4,766,338	1,476,017	715,567	2,574,754
Depreciation and amortization	7,802,472	2,474,120	1,597,640	3,730,712
Taxes and insurance	4,007,496	1,635,088	794,840	1,577,568
Repairs and maintenance	5,797,945	1,636,286	2,180,074	1,981,585
Operating expenses	12,267,164	4,278,826	2,651,767	5,336,571
Other expenses	1,280,559	512,060	453,401	315,098

	35,921,974	12,012,397	8,393,289	15,516,288

NET INCOME (LOSS)	$(2,051,190)	$(379,555)	$(308,872)	$(1,362,763)

Net income (loss) allocated to Boston Capital Tax Credit Fund V L.P. *	$(2,903,946)	$(833,245)	$(665,198)	$(1,405,503)

Net income (loss) allocated to other partners	$852,756	$453,690	$356,326	$42,740

* Amount includes $833,245, $665,198 and $471,493 for Series 47, Series 48 and Series 49, respectively, of loss not recognized under the equity method of accounting as described in note A.